Earnings per share	12 Months Ended
Mar. 31, 2020
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Earnings per share
27. Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2020	2019	2018
Numerator:
Profit after tax	$116,769	$105,433	$86,436
Denominator:
Basic weighted average ordinary shares outstanding	49,726,636	50,139,389	50,388,440
Dilutive impact of equivalent share-based options and RSUs	2,310,304	2,138,724	2,527,160
Diluted weighted average ordinary shares outstanding	52,036,940	52,278,113	52,915,600
The computation of earnings per ordinary share (“EPS”) was determined by dividing profit by the weighted average ordinary shares outstanding during the respective periods.
The Company excluded from the calculation of diluted EPS options and RSUs to purchase

3,365, 33,025 and 27,350 shares for the year ended March 31, 2020, 2019 and 2018, respectively, because their effect will be anti-dilutive.